SCHEDULE OF SUBSIDIARIES AND VARIABLE INTEREST ENTITY (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Taoping Holdings Limited (THL) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping Holdings Limited (THL)
Location	British Virgin Islands
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Taoping Group (China) Ltd. (IST HK) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping Group (China) Ltd. (IST HK)
Location	Hong Kong, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Information Security Tech. (China) Co., Ltd. (IST) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Information Security Tech. (China) Co., Ltd. (IST)
Location	Shenzhen, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
TopCloud Software (China) Co., Ltd. (TopCloud) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	TopCloud Software (China) Co., Ltd. (TopCloud)
Location	Shenzhen, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Information Security IoT Tech. Co., Ltd. (ISIOT) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Information Security IoT Tech. Co., Ltd. (ISIOT)
Location	Shenzhen, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Biznest Internet Tech. Co., Ltd. (Biznest) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Biznest Internet Tech. Co., Ltd. (Biznest)
Location	Shenzhen, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)
Location	Shenzhen, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Taoping New Media Co., Ltd. (TNM) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping New Media Co., Ltd. (TNM)
Location	Shenzhen, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Taoping Digital Tech. (Jiangsu) Jiangsu, Co., Ltd. (TDTJS) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping Digital Tech. (Jiangsu) Co., Ltd. (TDTJS)
Location	Jiangsu, China
Subsidiaries/VIE	Subsidiary
Percentage owned		100.00%	100.00%
Zhenjiang Taoping IoT Tech. Co., Ltd (ZJIOT) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Zhenjiang Taoping IoT Tech. Co., Ltd (ZJIOT)
Location	Zhenjiang, China
Subsidiaries/VIE	Subsidiary
Percentage owned			100.00%
Taoping EP Holdings Shenzhen Co Ltd TEPH [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping EP Holdings (Shenzhen) Co., Ltd. (TEPH)
Location	Shenzhen, China
Subsidiaries/VIE	Subsidiary
Percentage owned		51.00%	51.00%
Fujian Taoping Investment Co Ltd FJTI [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Fujian Taoping Investment Co., Ltd. (FJTI)
Location	Fujian, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Taoping Guangxi EP Tech Co Ltd TPGXT [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping (Guangxi) EP Tech. Co., Ltd. (TPGXT)
Location	Guangxi, China
Subsidiaries/VIE	Subsidiary
Percentage owned		100.00%	100.00%
Taoping Industrial Yunnan Co Ltd TIYN [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping Industrial (Yunnan) Co., Ltd. (TIYN)
Location	Yunnan, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%
Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping Inc.
Location	British Virgin Islands